Receivables - Receivables, Net of Allowance (Details) - USD ($) $ in Millions	Mar. 31, 2018		Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net of allowance for doubtful accounts	$ 5,481	[1]	$ 1,643	[2]
Billed trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net of allowance for doubtful accounts	3,110		732
Unbilled receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net of allowance for doubtful accounts	1,273		402
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net of allowance for doubtful accounts	$ 1,098		$ 509

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.